Transactions with Related Parties, Convertible Promissory Notes - 6K (Details) $ / shares in Units, $ in Thousands		6 Months Ended			12 Months Ended
	Mar. 12, 2015 USD ($) Installment $ / shares	Jun. 30, 2016 USD ($) Installment Amendment $ / shares	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 16, 2016 USD ($)	Dec. 14, 2015 USD ($)	Dec. 01, 2015 USD ($)	Sep. 07, 2015 USD ($) $ / shares
Applicable Limit [Abstract]
Beginning balance		$ 178,447		$ 0	$ 0
Additions		9,400		4,000	15,765	$ 0	$ 0
Ending balance		177,997	$ 178,447		178,447	0
Accumulated Deficit [Abstract]
Amortization of debt discount		376		89	334	0	0
Partial extinguishment of debt					200	0	0
Debt [Abstract]
Beginning balance		103		0	0
Beginning balance		31		0	0
Partial extinguishment of debt					(200)	0	0
Ending balance		249	103		103	0
Ending balance		261	31		31	0
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF				4,000	15,765
Intrinsic value of BCF		9,400
Consideration allocated to repurchase of BCF					200	0	$ 0
Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes			4,000		4,000
Applicable Limit [Abstract]
Beginning balance		4,000	4,000	0	0
Additions				4,000
Ending balance		4,000	4,000	4,000	4,000	0
Debt Discount [Abstract]
Beginning balance		(4,000)	(4,000)	0	0
Additions				(4,000)
Ending balance		(4,000)	(4,000)	(4,000)	(4,000)	0
Accumulated Deficit [Abstract]
Beginning balance		103	89	0	0
Amortization of debt discount		146	214	89	303
Partial extinguishment of debt			(200)		(200)
Ending balance		249	103	89	103	0
Debt [Abstract]
Beginning balance		103	89	0	0
Beginning balance		0
Amortization (Note 12)		146	214	89
Partial extinguishment of debt			(200)		(200)
Ending balance		249	103	89	103	0
Ending balance			0		0
Additional Paid-in Capital [Abstract]
Beginning balance		3,800		0	0
Intrinsic value of BCF					4,000
Consideration allocated to repurchase of BCF			(200)		(200)
Ending balance		3,800	3,800		3,800	0
Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes			11,765		11,765
Applicable Limit [Abstract]
Beginning balance		11,765	0	0	0
Additions		9,400	11,765
Ending balance		21,165	11,765	0	11,765	0
Debt Discount [Abstract]
Beginning balance		(11,765)	0	0	0
Additions		(9,400)	(11,765)
Ending balance		(21,165)	(11,765)	0	(11,765)	0
Accumulated Deficit [Abstract]
Beginning balance		31	0	0	0
Amortization of debt discount		230	31		31
Ending balance		261	31	0	31	0
Debt [Abstract]
Beginning balance		0
Beginning balance		31	0	0	0
Amortization (Note 12)		230	31
Ending balance			0		0
Ending balance		261	31	0	31	0
Additional Paid-in Capital [Abstract]
Beginning balance		11,765		$ 0	0
Intrinsic value of BCF					11,765
Intrinsic value of BCF		9,400
Ending balance		$ 21,165	$ 11,765		$ 11,765	$ 0
Jelco Delta Holding Corp [Member] | Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes	$ 4,000
Number of consecutive payment installments | Installment	10	10
Frequency of periodic payment		Semi-annual
Installment payment	$ 200	$ 200
Balloon payment	$ 2,000	$ 2,000
Maturity date	Mar. 19, 2020	Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90	$ 0.90
Jelco Delta Holding Corp [Member] | Unsecured Convertible Promissory Note [Member] | Maximum [Member]
Convertible Promissory Notes [Abstract]
Number of consecutive payment installments that can be deferred | Installment	3	3
Jelco Delta Holding Corp [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares											$ 0.90
Additional Paid-in Capital [Abstract]
Maximum principal amount available to be drawn								$ 21,165	$ 11,765	$ 9,765	$ 6,765
Decrease in Applicable Limit								$ (3,100)	$ (2,000)		$ (1,000)
Number of amendments | Amendment		7
Jelco Delta Holding Corp [Member] | Unsecured Revolving Convertible Promissory Note [Member] | Maximum [Member]
Additional Paid-in Capital [Abstract]
Tenor of note		5 years			5 years